FIST1 P-1
                       SUPPLEMENT DATED DECEMBER 23, 2005
            TO THE PROSPECTUS OF FRANKLIN INVESTORS SECURITIES TRUST

                     (Franklin Convertible Securities Fund,
                          Franklin Equity Income Fund,
           Franklin Limited Maturity U.S. Government Securities Fund,
                           Franklin Real Return Fund)
                               dated March 1, 2005

The prospectus is amended as follows:

I.The manager lineup in the "Management" section for Franklin Equity Income
  Fund on page 27, is replaced with the following:

  MANAGEMENT

  The team responsible for the Fund's management is:

  ALAN E. MUSCHOTT CFA, Vice President of Advisers

  Mr. Muschott has been a manager of the Fund since September 2005. He joined Franklin Templeton Investments in 1998.

  EDWARD D. PERKS CFA, Vice President of Advisers

  Mr. Perks has been a manager of the Fund since September 2005. He joined Franklin Templeton Investments in 1992.

  FRANK FELICELLI CFA, Senior Vice President of Advisers Mr. Felicelli has been a manager of the Fund since 1988. He joined Franklin Templeton Investments in 1986.

                Please keep this supplement forfuture reference.